000 A000000 12/31/97
000 C000000 0001027596
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 3.0
000 J000000 A
001 A000000 ADVISORS SERIES TRUST
001 B000000 811-07959
001 C000000 6029521100
002 A000000 4455 E. CAMELBACK RD., SUITE 261-E
002 B000000 PHOENIX
002 C000000 AZ
002 D010000 85018
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000 10
007 C010100  1
007 C010200  2
007 C010300  3
007 C020300 KAMINSKI POLAND FUND
007 C030300 N
007 C010400  4
007 C020400 RIDGEWAY HELMS MILLENIUM FUND
007 C030400 Y
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
010 A00AA01 INVESTMENT COMPANY ADMINISTRATION CORPORATION
010 C01AA01 PHOENIX
010 C02AA01 AZ
010 C03AA01 85018
012 A00AA01 AMERICAN DATA SERVICES
012 B00AA01 84-1964
012 C01AA01 HAUPPAUGE
012 C02AA01 NY
012 C03AA01 11788
018  00AA00 Y
019 A00AA00 N
019 B00AA00    0
020 A000001 BEAR STEARNS
020 B000001 133299429
020 C000001     14
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000       15
022 A000001 STAR BANK, N.A.
022 C000001     33955
022 D000001     94736
022 A000002 HERZOG, HEINE, GEDULD, INC.
022 B000002 131955436
022 C000002      3775
022 D000002      2305
022 A000003 BEAR STEARNS & CO, INC.
022 B000003 133299429
022 C000003       560
022 D000003         0
022 A000004 DE SHAW
022 C000004       250
022 D000004       208
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000      38540
023 D000000      97249
024  00AA00 N
026 A000000 N
026 B000000 N
026 C000000 N
026 D000000 Y
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 Y
029  00AA00 N
030 A00AA00      0
030 B00AA00  0.00
030 C00AA00  0.00
031 A00AA00      0
031 B00AA00      0
032  00AA00      0
033  00AA00      0
034  00AA00 N
035  00AA00      0
036 B00AA00      0
049  00AA00 N
050  00AA00 N
051  00AA00 N
052  00AA00 N
053 A00AA00 Y
053 B00AA00 Y
054 A00AA00 Y
054 B00AA00 Y
054 C00AA00 N
054 D00AA00 N
054 E00AA00 N
054 F00AA00 N
054 G00AA00 Y
054 H00AA00 N
054 I00AA00 N
054 J00AA00 Y
054 K00AA00 N
054 L00AA00 N
054 M00AA00 Y
054 N00AA00 N
054 O00AA00 N
055 A00AA00 N
055 B00AA00 N
056  00AA00 Y
057  00AA00 N
062 A00AA00 N
062 B00AA00   0.0
062 C00AA00   0.0
062 D00AA00   0.0
062 E00AA00   0.0
062 F00AA00   0.0
062 G00AA00   0.0
062 H00AA00   0.0
062 I00AA00   0.0
062 J00AA00   0.0
062 K00AA00   0.0
062 L00AA00   0.0
062 M00AA00   0.0
062 N00AA00   0.0
062 O00AA00   0.0
062 P00AA00   0.0
062 Q00AA00   0.0
062 R00AA00   0.0
063 A00AA00   0
063 B00AA00  0.0
077 A000000 N
078  000000 N
083 B00AA00        0
084 B00AA00        0
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
008 A000301 KAMINSKI ASSET MANAGEMENT, INC.
008 B000301 A
008 C000301 801-53485
008 D010301 MINNEAPOLIS
008 D020301 MN
008 D030301 55401
011 A000301 FIRST FUND DISTRIBUTORS, INC.
011 B000301 8-42809
011 C010301 PHOENIX
011 C020301 AZ
011 C030301 85018
013 A000301 PRICE WATERHOUSE LLP
013 B010301 MINNEAPOLIS
013 B020301 MN
013 B030301 55402
015 A000301 STAR BANK, N.A.
015 B000301 C
015 C010301 CINCINNATI
015 C020301 OH
015 C030301 45202
015 E010301 X
015 A000302 CITIBANK POLAND
015 B000302 S
015 C010302 WARSAW
015 D010302 POLAND
015 E040302 X
028 A010300       194
028 A020300         0
028 A030300         0
028 A040300         0
028 B010300       282
028 B020300         0
028 B030300         0
028 B040300         0
028 C010300       119
028 C020300         0
028 C030300         0
028 C040300         5
028 D010300       287
028 D020300         0
028 D030300         0
028 D040300        40
028 E010300        62
028 E020300         0
028 E030300         0
028 E040300         5
028 F010300        43
028 F020300         0
028 F030300         0
028 F040300         0
028 G010300       987
028 G020300         0
028 G030300         0
028 G040300        50
028 H000300         0
037  000300 N
038  000300      0
039  000300 N
040  000300 Y
041  000300 Y
042 A000300  21
042 B000300  34
042 C000300   0
042 D000300   0
042 E000300  17
042 F000300   0
042 G000300  27
042 H000300   0
043  000300     44
044  000300     44
045  000300 Y
046  000300 N
047  000300 Y
048  000300  1.450
048 A010300        0
048 A020300 0.000
048 B010300        0
048 B020300 0.000
048 C010300        0
048 C020300 0.000
048 D010300        0
048 D020300 0.000
048 E010300        0
048 E020300 0.000
048 F010300        0
048 F020300 0.000
048 G010300        0
048 G020300 0.000
048 H010300        0
048 H020300 0.000
048 I010300        0
048 I020300 0.000
048 J010300        0
048 J020300 0.000
048 K010300        0
048 K020300 0.000
058 A000300 N
059  000300 Y
060 A000300 Y
060 B000300 Y
061  000300     1000
066 A000300 Y
066 B000300 N
066 C000300 N
066 D000300 Y
066 E000300 N
066 F000300 N
066 G000300 N
067  000300 N
068 A000300 N
068 B000300 Y
069  000300 N
070 A010300 Y
070 A020300 Y
070 B010300 Y
070 B020300 N
070 C010300 Y
070 C020300 N
070 D010300 N
070 D020300 N
070 E010300 N
070 E020300 N
070 F010300 N
070 F020300 N
070 G010300 N
070 G020300 N
070 H010300 N
070 H020300 N
070 I010300 N
070 I020300 N
070 J010300 Y
070 J020300 N
070 K010300 Y
070 K020300 Y
070 L010300 Y
070 L020300 Y
070 M010300 Y
070 M020300 N
070 N010300 Y
070 N020300 N
070 O010300 Y
070 O020300 N
070 P010300 Y
070 P020300 N
070 Q010300 Y
070 Q020300 N
070 R010300 Y
070 R020300 N
071 A000300       769
071 B000300         0
071 C000300       319
071 D000300    0
072 A000300  6
072 B000300        5
072 C000300        0
072 D000300        0
072 E000300        0
072 F000300        4
072 G000300       14
072 H000300        0
072 I000300        6
072 J000300       21
072 K000300        0
072 L000300        5
072 M000300        2
072 N000300        7
072 O000300        0
072 P000300        0
072 Q000300        0
072 R000300        8
072 S000300        3
072 T000300        0
072 U000300        4
072 V000300        3
072 W000300        0
072 X000300       76
072 Y000300       68
072 Z000300       -2
072AA000300        0
072BB000300        0
072CC010300        0
072CC020300       85
072DD010300        0
072DD020300        0
072EE000300        0
073 A010300   0.0000
073 A020300   0.0000
073 B000300   0.0000
073 C000300   0.0000
074 A000300      173
074 B000300        0
074 C000300        0
074 D000300        0
074 E000300        0
074 F000300      684
074 G000300        0
074 H000300        0
074 I000300        0
074 J000300        0
074 K000300        0
074 L000300       64
074 M000300       40
074 N000300      961
074 O000300       40
074 P000300        3
074 Q000300        0
074 R010300        0
074 R020300        0
074 R030300        0
074 R040300       68
074 S000300        0
074 T000300      850
074 U010300       94
074 U020300        0
074 V010300     9.06
074 V020300     0.00
074 W000300   0.0000
074 X000300      273
074 Y000300        0
075 A000300        0
075 B000300      509
076  000300     0.00
008 A000401 RIDGEWAY HELMS INVESTMENT MANAGEMENT
008 B000401 A
008 C000401 801-49884
008 D010401 REDWOOD SHORES
008 D020401 CA
008 D030401 94065
011 A000401 RIDGEWAY HELMS SECURITIES CORPORATION
011 B000401 8-48381
011 C010401 REDWOOD SHORES
011 C020401 CA
011 C030401 94065
013 A000401 MCGLADREY & PULLEN, LLP
013 B010401 NEW YORK
013 B020401 NY
013 B030401 10017
015 A000401 STAR BANK, N.A.
015 B000401 C
015 C010401 CINCINNATI
015 C020401 OH
015 C030401 45202
015 E010401 X
028 A010400      4568
028 A020400         0
028 A030400         0
028 A040400         0
028 B010400       308
028 B020400         0
028 B030400         0
028 B040400        36
028 C010400       605
028 C020400         0
028 C030400         0
028 C040400         0
028 D010400      1757
028 D020400         0
028 D030400         0
028 D040400         0
028 E010400       126
028 E020400         0
028 E030400         0
028 E040400       103
028 F010400        12
028 F020400         0
028 F030400         0
028 F040400         0
028 G010400      7375
028 G020400         0
028 G030400         0
028 G040400       139
028 H000400         0
037  000400 N
038  000400      0
039  000400 N
040  000400 N
041  000400 N
045  000400 Y
046  000400 N
047  000400 Y
048  000400  0.950
048 A010400        0
048 A020400 0.000
048 B010400        0
048 B020400 0.000
048 C010400        0
048 C020400 0.000
048 D010400        0
048 D020400 0.000
048 E010400        0
048 E020400 0.000
048 F010400        0
048 F020400 0.000
048 G010400        0
048 G020400 0.000
048 H010400        0
048 H020400 0.000
048 I010400        0
048 I020400 0.000
048 J010400        0
048 J020400 0.000
048 K010400        0
048 K020400 0.000
058 A000400 N
059  000400 Y
060 A000400 N
060 B000400 N
061  000400     2500
066 A000400 Y
066 B000400 N
066 C000400 N
066 D000400 Y
066 E000400 N
066 F000400 N
066 G000400 N
067  000400 N
068 A000400 N
068 B000400 N
069  000400 N
070 A010400 Y
070 A020400 Y
070 B010400 Y
070 B020400 N
070 C010400 Y
070 C020400 N
070 D010400 N
070 D020400 N
070 E010400 N
070 E020400 N
070 F010400 N
070 F020400 N
070 G010400 N
070 G020400 N
070 H010400 N
070 H020400 N
070 I010400 N
070 I020400 N
070 J010400 Y
070 J020400 N
070 K010400 Y
070 K020400 Y
070 L010400 Y
070 L020400 N
070 M010400 N
070 M020400 N
070 N010400 Y
070 N020400 N
070 O010400 Y
070 O020400 N
070 P010400 Y
070 P020400 N
070 Q010400 N
070 Q020400 N
070 R010400 Y
070 R020400 N
071 A000400      8827
071 B000400      3508
071 C000400      5003
071 D000400   70
072 A000400  6
072 B000400       14
072 C000400        4
072 D000400        0
072 E000400        0
072 F000400       26
072 G000400       14
072 H000400        0
072 I000400        6
072 J000400       10
072 K000400        0
072 L000400        4
072 M000400        2
072 N000400        0
072 O000400        0
072 P000400        0
072 Q000400        0
072 R000400        5
072 S000400        2
072 T000400        0
072 U000400        3
072 V000400        0
072 W000400        2
072 X000400       74
072 Y000400       35
072 Z000400      -21
072AA000400        0
072BB000400      203
072CC010400        0
072CC020400      573
072DD010400        0
072DD020400        0
072EE000400        0
073 A010400   0.0000
073 A020400   0.0000
073 B000400   0.0000
073 C000400   0.0000
074 A000400     1868
074 B000400        0
074 C000400        0
074 D000400        0
074 E000400        0
074 F000400     4544
074 G000400        0
074 H000400        0
074 I000400        0
074 J000400        0
074 K000400        0
074 L000400        2
074 M000400       34
074 N000400     6447
074 O000400        0
074 P000400        3
074 Q000400        0
074 R010400        0
074 R020400        0
074 R030400        0
074 R040400        5
074 S000400        0
074 T000400     6439
074 U010400      720
074 U020400        0
074 V010400     8.94
074 V020400     0.00
074 W000400   0.0000
074 X000400      200
074 Y000400        0
075 A000400        0
075 B000400     5781
076  000400     0.00
SIGNATURE   THOMAS MARSCHEL
TITLE       ASSISTANT TREASURER

                              FORM N-SAR ERROR FILE


       1:  This is a WARNING. Further errors may relate to this warning.

          Questions 7A and 7B, on Screen 1, indicate there are series.
           Please change this or enter each series name, on Screen 2.

                                  FORM N-SAR
                              SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

          Registrant Name     ADVISORS SERIES TRUST

          File Number                   811-07959

          Registrant CIK Number:        0001027596









                          Press F1 for general help.




                                 Header Screen

 Report as of the end of semiannual period: 12/31/97  (a)
                            or fiscal year:   /  /    (b)
     Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y
Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1.A)  Registrant Name:  ADVISORS SERIES TRUST
  B)  File Number:      811-07959
  C)  Telephone Number: 6029521100
2.A)  Street: 4455 E. CAMELBACK RD., SUITE 261-E
  B)  City: PHOENIX              C) State: AZ D) Zip Code: 85018 Zip Ext.:
  E)  Foreign Country:                     Foreign Postal Code:

3. Is this the first filing on this form by the Registrant?(Y or N) ----- N
4. Is this the last filing on this form by the Registrant?(Y or N) ------ N
5. Is Registrant a small business investment company (SBIC)?(Y or N) ---- N
6. Is Registrant a unit investment trust (UIT)?(Y or N) ----------------- N

7.A)  Is Registrant a series or multiple portfolio company?(Y or N) ----- Y
  B) How many separate series or portfolios did Registrant have at the end of the period? ----------------------------------------- 10

                              SCREEN NUMBER:  1

7.C)  List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES IN-FORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFOR-
        MATION IS REQUIRED EACH TIME THE FORM IS FILED.         Is this the
    Series                                                      last filing
    Number                       Series Name                  for this series?
                                                                 (Y or N)
       1
       2
       3         KAMINSKI POLAND FUND                                N
       4         RIDGEWAY HELMS MILLENIUM FUND                       Y
       5
       6
       7
       8
       9
      10




  Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more series.
                              SCREEN NUMBER:  2

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  3.

8.A) Adviser Name (if any): KAMINSKI ASSET MANAGEMENT, INC.
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-53485
  D) City: MINNEAPOLIS          State: MN Zip Code: 55401 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



     Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER:  3

                                                          This page is being
     INVESTMENT ADVISER/SUB-ADVISER                       filed for series  4.

8.A) Adviser Name (if any): RIDGEWAY HELMS INVESTMENT MANAGEMENT
  B) Is this an Adviser or Sub-adviser? (A/S): A
  C) File Number: 801-49884
  D) City: REDWOOD SHORES       State: CA Zip Code: 94065 Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:

8.A) Adviser Name (if any):
  B) Is this an Adviser or Sub-adviser? (A/S):
  C) File Number: 801-
  D) City:                      State:    Zip Code:       Zip Ext.:
     Foreign Country:                      Foreign Postal Code:



     Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER:  3

                                                          This page is being
     ADMINISTRATOR                                        filed for ALL series.

10.A) Administrator Name (if any):INVESTMENT COMPANY ADMINISTRATION CORPORATION
   B) File Number (if any):
   C) City: PHOENIX              State: AZ Zip Code: 85018 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

10.A) Administrator Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

     Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER:  4

                                                          This page is being
     PRINCIPAL UNDERWRITER                                filed for series  3.

11.A) Underwriter Name (if any): FIRST FUND DISTRIBUTORS, INC.
   B) File Number: 8-42809
   C) City: PHOENIX              State: AZ Zip Code: 85018 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

     Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER:  5

                                                          This page is being
     PRINCIPAL UNDERWRITER                                filed for series  4.

11.A) Underwriter Name (if any): RIDGEWAY HELMS SECURITIES CORPORATION
   B) File Number: 8-48381
   C) City: REDWOOD SHORES       State: CA Zip Code: 94065 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

11.A) Underwriter Name (if any):
   B) File Number: 8-
   C) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:

     Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER:  5

                                                          This page is being
     SHAREHOLDER SERVICING AGENT                          filed for ALL series.

12.A) Agent Name (if any): AMERICAN DATA SERVICES
   B) File Number (if any): 84-1964
   C) City: HAUPPAUGE            State: NY Zip Code: 11788 Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


12.A) Agent Name (if any):
   B) File Number (if any):
   C) City:                      State:    Zip Code:       Zip Ext.:


     Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER:  6

                                                          This page is being
     INDEPENDENT PUBLIC ACCOUNTANT                        filed for series  3.

13.A) Accountant Name: PRICE WATERHOUSE LLP
   B) City: MINNEAPOLIS          State: MN Zip Code: 55402 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


     Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER:  7

                                                          This page is being
     INDEPENDENT PUBLIC ACCOUNTANT                        filed for series  4.

13.A) Accountant Name: MCGLADREY & PULLEN, LLP
   B) City: NEW YORK             State: NY Zip Code: 10017 Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


13.A) Accountant Name:
   B) City:                      State:    Zip Code:       Zip Ext.:
      Foreign Country:                      Foreign Postal Code:


     Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER:  7

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  3.

15.A) Custodian/Sub-custodian: STAR BANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): C
   C) City: CINCINNATI           State: OH Zip Code: 45202 Zip Ext.:
   D) Foreign Country:                      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

      X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  3.

15.A) Custodian/Sub-custodian: CITIBANK POLAND
   B) Is this a Custodian or Sub-custodian? (C/S): S
   C) City: WARSAW               State:    Zip Code:       Zip Ext.:
   D) Foreign Country: POLAND               Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

                                                X





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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  3.

15.A) Custodian/Sub-custodian:
   B) Is this a Custodian or Sub-custodian? (C/S):
   C) City:                      State:    Zip Code:       Zip Ext.:
   D) Foreign Country:                      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----







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                              SCREEN NUMBER:  9

                                                          This page is being
     CUSTODIAN/SUB-CUSTODIAN                              filed for series  4.

15.A) Custodian/Sub-custodian: STAR BANK, N.A.
   B) Is this a Custodian or Sub-custodian? (C/S): C
   C) City: CINCINNATI           State: OH Zip Code: 45202 Zip Ext.:
   D) Foreign Country:                      Foreign Postal Code:

   E) Mark ONE of the following with an 'X':

                                 TYPE OF CUSTODY

                Member Nat'l                 Foreign     Insurance Co.
     Bank       Sec. Exchg.       Self      Custodian      Sponsor
 Sec.17(f)(1)    Rule 17f-1    Rule 17f-2   Rule 17f-5    Rule 26a-2    Other
 ------------   ------------   ----------   ----------   -------------  -----

      X





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                              SCREEN NUMBER:  9

                                                          This page being
                                                          filed for ALL series.

18. Does Registrant's/Series' custodian(s) maintain some or all of Registrant's/Series' securities in a central depository or book-entry system pursuant to Rule 17f-4? (Y or N) Y

19.  Family of investment companies information:

   A)  Is Registrant part of a family of investment companies? (Y or N)  N

   B)  If 'Y' (Yes), state the number of registered management
         investment companies in the family:    0
         (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

   C)  Identify the family using 10 letters:
         (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)


                              SCREEN NUMBER: 10

20. Brokerage commissions paid on portfolio transactions of Registrant:

 List the 10 brokers which received the largest amount of brokerage commissions (excluding dealer concessions in underwritings) by virtue of direct or in-direct participation in Registrant's portfolio transactions, set forth in order of size of gross commissions during the current reporting period:
(FOR SERIES COMPANIES, ITEMS 20 & 21 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)
                                                                  Commissions
               Name of Broker                      IRS Number       Received
                                                                (000's omitted)
  BEAR STEARNS                                     133299429              14
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0
                                                                           0

21. Aggregate brokerage commissions paid by Registrant
    during current reporting period (000's omitted):       15

                              SCREEN NUMBER: 11

22. Registrant's portfolio transactions with entities acting as principals:

 List the 10 entities acting as principals with whom Registrant did the largest amount of portfolio transactions (include all short-term obligations, and U.S. Gov't. & tax-free securities) in both the secondary market & in underwritten offerings set forth in order of size based upon total value of principal transactions during the current reporting period: (FOR SERIES COMPANIES, ITEMS
 22 AND 23 MUST BE ANSWERED IN TOTAL FOR ALL SERIES)      Registrant  Sales by
              Name of Entity                  IRS Number  Purchases  Registrant
                                                            (000's omitted)
STAR BANK, N.A.                                                33955      94736
HERZOG, HEINE, GEDULD, INC.                    131955436        3775       2305
BEAR STEARNS & CO, INC.                        133299429         560          0
DE SHAW                                                          250        208
                                                                   0          0
                                                                   0          0
                                                                   0          0
                                                                   0          0
                                                                   0          0
                                                                   0          0

23. Aggregate principal purchase/sale transactions of Registrant during current
    reporting period. C. Total Purchases:     38540 D. Total Sales:     97249
    (000's omitted)
                              SCREEN NUMBER: 12

                                                          This page being
                                                          filed for ALL series.






24. At the end of the current period, did the Registrant/Series hold any securities of the Registrant's/Series' regular brokers or dealers or of the parents of such brokers or dealers that derive more than 15% of gross revenue from securities-related activities? (Y or N): N




     NOTE: If answer is 'N' (No), please go on to screen 15.







                              SCREEN NUMBER: 13

26. Considerations which affected the participation of brokers or dealers or other entities in commissions or other compensation paid on portfolio transactions of Registrant:

[ FOR SERIES COMPANIES THIS ITEM IS TO BE ANSWERED IN TOTAL FOR ALL SERIES ]

    Answer each of the following with 'Y' or 'N'.

  A) Sales of Registrant's/Series' shares -------------------------------- N
  B) Receipt of investment research and statistical information ---------- N
  C) Receipt of quotations for portfolio valuations ---------------------- N
  D) Ability to execute portfolio transactions to obtain best price and execution --------------------------------- Y
  E) Receipt of telephone line and wire services ------------------------- N
  F) Broker or dealer which is an affiliated person ---------------------- N
  G) Arrangement to return or credit part or all of commissions or profits thereon:
       (i) To investment adviser, principal underwriter, or an affiliated person of either ---------------------------- N
      (ii)  To Registrant ------------------------------------------------ N
  H) Other --------------------------------------------------------------- N


                              SCREEN NUMBER: 15

    SALES AND REPURCHASES





27. Is Registrant an open-end investment company? (Y or N): Y


     NOTE: If answer is 'N' (No), please delete any answers you may have entered for questions 28 through 44.

           If you have done this already or not yet responded to question 28 through 44, please jump to Screen Number 23.








                              SCREEN NUMBER: 16

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  3.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $      194    $        0    $        0     $        0
B) Second month of period $      282    $        0    $        0     $        0
C) Third  month of period $      119    $        0    $        0     $        5
D) Fourth month of period $      287    $        0    $        0     $       40
E) Fifth  month of period $       62    $        0    $        0     $        5
F) Sixth  month of period $       43    $        0    $        0     $        0
G)      Total             $      987    $        0    $        0     $       50

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
28. Monthly Sales and Repurchases of                      filed for series  4.
    Registrant's/Series' Shares:

                      Total NAV       Total NAV                   Total NAV
                      of Shares       of Shares     Total NAV     of Shares
                      Sold: New      Sold: Reinv.   of Shares    Redeemed and
       Month of      Sales (Incl.    of Dividends     Sold:      Repurchased
    Current Period    Exchanges)    & Distributions   Other   (Incl. Exchanges)
                             (000's omitted)             (000's omitted)

A) First  month of period $     4568    $        0    $        0     $        0
B) Second month of period $      308    $        0    $        0     $       36
C) Third  month of period $      605    $        0    $        0     $        0
D) Fourth month of period $     1757    $        0    $        0     $        0
E) Fifth  month of period $      126    $        0    $        0     $      103
F) Sixth  month of period $       12    $        0    $        0     $        0
G)      Total             $     7375    $        0    $        0     $      139

H) Total NAV of Registrant's/Series' share sales during the
   period subject to a sales load (000's omitted)                  $        0
   (Note: 28H is the total of six months and must be less than or equal to 28G1 + 28G2 + 28G3)

                              SCREEN NUMBER: 17

                                                          This page being
                                                          filed for ALL series.

29. Was a front-end sales load deducted from any share sales during the reporting period? (Y or N) ------------------------- N

    NOTE: If answer is 'N' (No), please jump to Screen Number 20.

30.A) Total front-end sales loads collected from sales
      (including exchanges) by principal underwriter
      or by any underwriter which is an affiliated
      person of the principal underwriter, of
      Registrant's/Series' shares during the
      current period (000's omitted) ------------------------------ $     0

   B) What is the maximum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%

   C) What is the minimum sales load rate in effect at the end of
      the period as a percentage of the offering price? -----------   0.00%




                              SCREEN NUMBER: 18

                                                          This page being
                                                          filed for ALL series.

31.A) Net amount retained by Registrant's/Series' principal underwriter or by any underwriter or dealer which is an affiliated person of the principal underwriter thereof from front-end sales loads collected from sales of Registrant's/Series' shares during the current period
   ($000's omitted). ------------------------------------ $      0
31.B) Amount by which payout by Registrant's/Series' principal underwriter or by any underwriter which is an affiliated person of the principal under-writer thereof to persons or entities selling Registrant's/Series' shares
   exceeded that reported in Item 30 ($000's omitted). -- $      0

32. Amount Registrant's/Series' principal underwriter and any underwriters or dealers which are affiliated persons of the principal underwriter paid to dealers which are not affiliated persons of the principal underwriter for selling Registrant's/Series' shares that were sold with a front-end
   sales load during current period ($000's omitted). --- $      0

33. Amount paid to a captive retail sales force of Registrant's/Series' principal underwriter or of any underwriter or dealer which is an af-filiated person of the principal underwriter for selling Registrant's shares that were sold with a front-end sales load during current period
   ($000's omitted). ------------------------------------ $      0
                              SCREEN NUMBER: 19

                                                          This page being
                                                          filed for ALL series.


34. Did Registrant/Series impose a deferred or contingent deferred sales load during the reporting period? (Y or N) ------ N

    NOTE: If answer is 'N' (No), skip the remaining questions on this screen and proceed to Screen Number 21.

35. Total deferred or contingent deferred sales loads collected during current period from redemptions and repurchases of
    Registrant's/Series' shares ($000's omitted) ------------------ $     0

36.A) Did Registrant/Series retain all monies collected from the deferred or contingent deferred sales loads during the reporting period? (Y or N) -----------------------------------

   B) If the answer to sub-item 36A is 'N' (No), state the net amount Registrant/Series retained from deferred or
      contingent deferred sales loads ($000's omitted) ------------ $     0



                              SCREEN NUMBER: 20

                                                          This page being
                                                          filed for series  3.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ Y
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ Y
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
                                                          filed for series  4.

37. Did Registrant/Series impose a redemption fee other than a deferred or contingent sales load during the reporting period? (Y or N) --- N
    NOTE: If answer is 'N' (No), go to item 39.

38. Total amount of redemption fees other than deferred or contingent deferred sales loads collected from redemptions and repurchases of Registrant's/Series' shares during the current period.
    ($000's omitted) ------------------------------------------------- $     0

39. Were any account maintenance fees or other administrative fees imposed directly on shareholders during the current period? (Y or N) ----- N

40. During the period, did the Registrant/Series have a plan of distribution adopted pursuant to rule 12b-1? (Y or N) ------------ N
    NOTE: If answer is 'N' (No), jump to Screen 23 for your next screen.

41. During the period, did Registrant/Series use its assets directly to make payments under the 12b-1 plan? (Y or N) ------------------ N
    NOTE: If answer is 'N' (No), go to next screen (Screen 22) and begin answering at question 44.

                              SCREEN NUMBER: 21

                                                          This page being
42. For the current period, indicate the                  filed for series  3.
    percentage of total dollars paid directly
    by Registrant/Series under the 12b-1 plan for each of the following:
    (Round to the nearest whole percent)
   A) Advertising -------------------------------------------------  21%
   B) Printing and mailing of prospectuses to other than
      current shareholders ----------------------------------------  34%
   C) Payments to underwriters ------------------------------------   0%
   D) Payments to brokers or dealers ------------------------------   0%
   E) Direct payments to sales personnel --------------------------  17%
   F) Payments to banks and savings and loans ---------------------   0%
   G) Other uses, incl. payments to investment adviser
      separate from the advisory fee ------------------------------  27%
   H) Unallocated payments made for a combination of such services    0%

43. Total amount paid directly by Registrant/Series pursuant
    to its 12b-1 plan ($000's omitted) ---------------------------- $    44

44. If an investment adviser or other affiliated person of Registrant/Series made unreimbursed payments pursuant to Registrant's/Series' 12b-1 plan,
    state the total amount of such payments. ($000's omitted) ----- $    44


                              SCREEN NUMBER: 22

Contracts                                                 This page being
                                                          filed for series  3.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  1.450%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

Contracts                                                 This page being
                                                          filed for series  4.
45. Did Registrant/Series have an advisory contract during the period?
    (If 'N' (No), jump to screen 26 for your next screen.) --------------- Y
46. Did Registrant/Series pay more than one investment adviser directly for investment advice during the period? (If 'Y' (Yes), answer items
    47-52 in the aggregate for all such investment advisers.) ------------ N
47. Was Registrant's/Series' advisory fee based solely on a percentage of its assets? (Y or N) ------------------------------------------------- Y
48. If answer to 47 is 'Y' (Yes), fill in the table or the single fee rate applied to Registrant's/Series' assets based on the advisory contract.
                                              SINGLE FEE RATE -------  0.950%
          STEP:              ASSET VALUE ($000's omitted)     ANNUAL FEE RATE
    A) first   -              $       0                            0.000%
    B) of next -              $       0                            0.000%
    C) of next -              $       0                            0.000%
    D) of next -              $       0                            0.000%
    E) of next -              $       0                            0.000%
    F) of next -              $       0                            0.000%
    G) of next -              $       0                            0.000%
    H) of next -              $       0                            0.000%
    I) of next -              $       0                            0.000%
    J) of next -              $       0                            0.000%
    K) over    -              $       0                            0.000%
                              SCREEN NUMBER: 23

                                                          This page being
    ADVISORY FEE                                          filed for ALL series.

                                                                      (Y or N)
49. Was Registrant's/Series' advisory fee during the period based
    solely on a percentage of its income? --------------------------    N

50. Was Registrant's/Series' advisory fee during the period based
    on some combined percentage of its income & assets? ------------    N

51. Was Registrant's/Series' advisory fee during the period based
    in whole or in part on its investment performance? -------------    N

52. Was Registrant's/Series' advisory fee during the period based in whole or in part upon the assets, income or performance of
    other registrants? ---------------------------------------------    N

53.A) Were the expenses of the Registrant/Series limited or re-
      duced at any time during the period by some agreement or
      understanding other than by blue sky laws? -------------------    Y
      [ If 53A is 'Y' (Yes), was limitation that applied during
         current period based upon: ]
                                     B) Assets? Y C) Income?      (Y or N)

                              SCREEN NUMBER: 24

                                                          This page being
                                                          filed for ALL series.

54. Indicate below whether services were supplied or paid for wholly or in substantial part by investment adviser(s) or administrator(s) in connection with the advisory or administrative contract(s) but for which the adviser(s) or administrator(s) are not reimbursed by the Registrant:
                                                                       (Y or N)
  A) Occupancy and office rental ------------------------------------------ Y
  B) Clerical and bookkeeping services ------------------------------------ Y
  C) Accounting services -------------------------------------------------- N
  D) Services of independent auditors ------------------------------------- N
  E) Services of outside counsel ------------------------------------------ N
  F) Registration and filing fees ----------------------------------------- N
  G) Stationery, supplies and printing ------------------------------------ Y
  H) Salaries & compensation of Registrant's interested directors --------- N
  I) Salaries & compensation of Registrant's disinterested directors ------ N
  J) Salaries & compensation of Registrant's officers who are not directors Y
  K) Reports to current shareholders -------------------------------------- N
  L) Determination of offering and redemption prices ---------------------- N
  M) Trading department --------------------------------------------------- Y
  N) Prospectus preparation and printing for current shareholders --------- N
  O) Other ---------------------------------------------------------------- N

                              SCREEN NUMBER: 25

                                                          This page being
                                                          filed for ALL series.
    MISCELLANEOUS INFORMATION


55. Did Registrant/Series have any of the following
    outstanding at any time during the current period               (Y or N)
    which exceeded 1% of aggregate net assets?

    A) Overdrafts --------------------------------------------------    N
    B) Bank Loans --------------------------------------------------    N


56. During the period did the Registrant's/Series' investment adviser(s)
    have advisory clients other than investment companies? ---------    Y


57. Did the Registrant/Series adjust the number of its shares
    outstanding by means of a stock split or stock dividend? -------    N





                              SCREEN NUMBER: 26

                                                          This page being
      CLASSIFICATION                                      filed for series  3.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    Y
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    Y

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    1000

                              SCREEN NUMBER: 27

                                                          This page being
      CLASSIFICATION                                      filed for series  4.
                                                                      (Y or N)
58.A) Is Registrant/Series a separate account of an insurance company?    N
      If answer is 'Y' (Yes), are any of the following types of contracts funded by the Registrant:
      B) Variable annuity contracts? ---------------------------------
      C) Scheduled premium variable life contracts? ------------------
      D) Flexible premium variable life contracts? -------------------
      E) Other types of insurance products registered under the Securities Act of 1933? ---------------------------------

59. Is Registrant/Series a management investment company? ------------    Y

60.A) Was Registrant/Series a diversified investment company at any
      time during the reporting period? ------------------------------    N
   B) Is Registrant/Series a diversified investment company as of the
      end of the reporting period? -----------------------------------    N

61. What is the lowest minimum initial investment required by
    Registrant/Series from an investor that is not an employee or otherwise affiliated with the Registrant/Series, its adviser,
    principal underwriter or other affiliated entity?               $    2500

                              SCREEN NUMBER: 27

62.A) Does the Registrant/Series invest primarily in      This page being
     debt securities, including convertible debt          filed for ALL series.
     securities, options & futures on debt
     securities or indices of debt securities? (Y or N) -----------   N
NOTE: If answer is 'N' (No), jump to Screen Number 30.
      If answer is 'Y' (Yes), state the percentage of net assets in each type at the end of the current period:

SHORT-TERM MATURITIES

B) U.S. Treasury                          0.0% C) U.S. Government Agency   0.0%
D) Repurchase agreements                  0.0% F) Bank Certificates of
E) State and Municipal tax-free           0.0%    deposit-Domestic         0.0%
G) Bank Certificates of deposit-Foreign   0.0% H) Bankers acceptances      0.0%
I) Commercial paper taxable               0.0% J) Time deposits            0.0%
K) Options                                0.0% L) All other                0.0%

INTERMEDIATE & LONG-TERM MATURITIES

M) U.S. Treasury                          0.0% N) U.S. Government Agency   0.0%
O) State and Municipal tax-free           0.0% P) Corporate                0.0%
Q) All other                              0.0%

R) Investments other than debt securities   0.0%
                              SCREEN NUMBER: 28

                                                          This page being
                                                          filed for ALL series.

63. State the dollar weighted average portfolio maturity at the end of the period covered by this report in days or, if longer than 1 yr.,
    in years to one decimal place:                                A:   0  days
                                                                  B: 0.0  years

64.A) Is the timely payment of principal and interest on any of the instruments listed in item 62 insured or guaranteed by an entity other than the issuer? (Y or N) -----------------------------------

   B) Is the issuer of any instrument covered in item 62 delinquent or in default as to payment of principal or interest at the end of the current period? (Y or N) --------------------------------------
      [If answer is 'N' (No), jump to screen 30 for your next screen.]

65. In computations of NAV per share, is any part of the value attributed to instruments identified in sub-item 64B derived from insurance or guarantees? (Y or N) ------------------------------




                              SCREEN NUMBER: 29

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  3.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- N
         D) Growth ---------------------------------------------------- Y
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- Y
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

66.A) Is the Registrant/Series a fund that                This page being
      usually invests in equity securities,               filed for series  4.
      options & futures on equity securities,
      indices of equity securities or securities convertible into equity securities? ----------------------------- Y
If answer is 'N', go to item 67. Otherwise place a 'Y' on the line below which best describes its primary investment objective (place an 'N' on other lines).

         B) Aggressive capital appreciation --------------------------- N
         C) Capital appreciation -------------------------------------- N
         D) Growth ---------------------------------------------------- Y
         E) Growth and income ----------------------------------------- N
         F) Income ---------------------------------------------------- N
         G) Total return ---------------------------------------------- N

67. Is the Registrant/Series a balanced fund? (Y or N) ---------------- N
68. Does the Registrant/Series have more than 50% of its net assets at the end of the current period invested in:
         A) The securities of issuers engaged primarily in the pro-duction or distribution of precious metals? (Y or N) ------ N
         B) The securities of issuers located primarily in countries other than the United States? (Y or N) -------------------- N
69. Is the Registrant/Series an index fund? (Y or N) ------------------ N

                              SCREEN NUMBER: 30

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  3.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           N           N
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              N           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           Y
M) Currency exchange transactions                          Y           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        Y           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                          This page being
     INVESTMENT PRACTICES                                 filed for series  4.
70.      Activity                            Permitted by invest-  Engaged in
                                                ment policies?     this period?
                                                        (Y or N)    (Y or N)
A) Writing or investing in repurchase agreements           Y           Y
B) Writing or investing in options on equities             Y           N
C) Writing or investing in options on debt securities      Y           N
D) Writing or investing in options on stock indices        N           N
E) Writing or investing in interest rate futures           N           N
F) Writing or investing in stock index futures             N           N
G) Writing or investing in options on futures              N           N
H) Writing or investing in options on stock index futures  N           N
I) Writing or investing in other commodity futures         N           N
J) Investments in restricted securities                    Y           N
K) Investments in shares of other investment companies     Y           Y
L) Investments in securities of foreign issuers            Y           N
M) Currency exchange transactions                          N           N
N) Loaning portfolio securities                            Y           N
O) Borrowing of money                                      Y           N
P) Purchases/sales by certain exempted affiliated persons  Y           N
Q) Margin purchases                                        N           N
R) Short selling                                           Y           N

                              SCREEN NUMBER: 31

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  3.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $      769
   B) Sales [including all maturities] ($000's omitted) -----------  $        0
   C) Monthly average value of portfolio ($000's omitted) ---------  $      319
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))      0%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $       5
   C) Net dividend income -----------------------------------------  $       0
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $       4
   G) Administrator(s) fees ---------------------------------------  $      14
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
71. Portfolio turnover rate for the current               filed for series  4.
reporting period

   A) Purchases ($000's omitted) ----------------------------------  $     8827
   B) Sales [including all maturities] ($000's omitted) -----------  $     3508
   C) Monthly average value of portfolio ($000's omitted) ---------  $     5003
   D) Percent turnover (use lesser of 71A) or 71B) divided by 71C))     70%
NOTE: Item 71D) should be a whole number; round if necessary.

      FINANCIAL INFORMATION

72.A) How many months do the answers to 72 and 73 cover? -----------   6 months
      INCOME                                                   (000's omitted)
   B) Net interest income -----------------------------------------  $      14
   C) Net dividend income -----------------------------------------  $       4
   D) Account maintenance fees ------------------------------------  $       0
   E) Net other income --------------------------------------------  $       0
      EXPENSES
   F) Advisory fees -----------------------------------------------  $      26
   G) Administrator(s) fees ---------------------------------------  $      14
                                     (Negative answers are allowed)
   H) Salaries and other compensation -----------------------------  $       0

                              SCREEN NUMBER: 32

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  3.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        6
   J) Custodian fees ------------------------------------- $       21
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        5
   M) Directors' fees ------------------------------------ $        2
   N) Registration fees ---------------------------------- $        7
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $        8
   S) Legal fees ----------------------------------------- $        3
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        4
   V) Shareholder meeting expenses ----------------------- $        3
   W) Other expenses ------------------------------------- $        0
   X) Total expenses ------------------------------------- $       76

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 32)              filed for series  4.

  EXPENSES (Negative answers are allowed)   For the period covered by this form
                                                          ($000's omitted)
72.I) Shareholder servicing agent fees ------------------- $        6
   J) Custodian fees ------------------------------------- $       10
   K) Postage -------------------------------------------- $        0
   L) Printing expenses ---------------------------------- $        4
   M) Directors' fees ------------------------------------ $        2
   N) Registration fees ---------------------------------- $        0
   O) Taxes ---------------------------------------------- $        0
   P) Interest ------------------------------------------- $        0
   Q) Bookkeeping fees paid to anyone
      performing this service ---------------------------- $        0
   R) Auditing fees -------------------------------------- $        5
   S) Legal fees ----------------------------------------- $        2
   T) Marketing/distribution payments including
      payments pursuant to a rule 12b-1 plan ------------- $        0
   U) Amortization of organization expenses -------------- $        3
   V) Shareholder meeting expenses ----------------------- $        0
   W) Other expenses ------------------------------------- $        2
   X) Total expenses ------------------------------------- $       74

                              SCREEN NUMBER: 33

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  3.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       68
   Z) Net investment income ------------------------------ $       -2
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $        0
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $       85
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
FINANCIAL INFORMATION (Cont. from Screen 33)              filed for series  4.

  EXPENSES (Negative answers are allowed    For the period covered by this form
            on this screen for 72Z only)                  ($000's omitted)
72.Y) Expense reimbursements ----------------------------- $       35
   Z) Net investment income ------------------------------ $      -21
  AA) Realized capital gains ----------------------------- $        0
  BB) Realized capital losses ---------------------------- $      203
  CC) 1. Net unrealized appreciation during the period --- $        0
      2. Net unrealized depreciation during the period --- $      573
  DD) 1. Total income dividends for which record date
         passed during the period ------------------------ $        0
      2. Dividends for a second class of open-end
         company shares -----------------------------------$        0
  EE) Total capital gains distributions for which
      record date passed during the period --------------- $        0
73. Distributions per share for which record date passed during the period:
       NOTE: Show in fractions of a cent if so declared.
   A) 1. Dividends from net investment income ------------ $   0.0000
      2. Dividends for a second class of open-end
         company shares ---------------------------------- $   0.0000
   B) Distribution of capital gains ---------------------- $   0.0000
   C) Other distributions -------------------------------- $   0.0000
                              SCREEN NUMBER: 34

                                                          This page being
                                                          filed for series  3.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $      173
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $      684
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $       64
   M) All other assets ----------------------------------- $       40
   N) Total assets --------------------------------------- $      961


                              SCREEN NUMBER: 35

                                                          This page being
                                                          filed for series  4.
                                             As of the end of current reporting
74. Condensed balance sheet data:              period (000's omitted except
                                                   for per share amounts)
   A) Cash ----------------------------------------------- $     1868
   B) Repurchase agreements ------------------------------ $        0
   C) Short-term debt securities other than
      repurchase agreements ------------------------------ $        0
   D) Long-term debt securities including
      convertible debt------------------------------------ $        0
   E) Preferred, convertible preferred, and
      adjustable rate preferred stock -------------------- $        0
   F) Common stock --------------------------------------- $     4544
   G) Options on equities -------------------------------- $        0
   H) Options on all futures ----------------------------- $        0
   I) Other investments ---------------------------------- $        0
   J) Receivables from portfolio instruments sold -------- $        0
   K) Receivables from affiliated persons ---------------- $        0
   L) Other receivables ---------------------------------- $        2
   M) All other assets ----------------------------------- $       34
   N) Total assets --------------------------------------- $     6447


                              SCREEN NUMBER: 35

                                                          This page being
(Continued from Screen 35)                                filed for series  3.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $       40
   P) Amounts owed to affiliated persons --------------------------- $        3
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $       68
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $      850
   U) 1. Number of shares outstanding ------------------------------         94
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     9.06
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------        273
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
(Continued from Screen 35)                                filed for series  4.
   Condensed balance sheet data:         As of the end of current reporting
                                        period (000's omitted except for per
                                        share amounts and number of accounts)
74.O) Payables for portfolio instruments purchased ----------------- $        0
   P) Amounts owed to affiliated persons --------------------------- $        3
   Q) Senior long-term debt ---------------------------------------- $        0
   R) Other liabilities:  1. Reverse repurchase agreements --------- $        0
                          2. Short sales --------------------------- $        0
                          3. Written options ----------------------- $        0
                          4. All other liabilities ----------------- $        5
   S) Senior equity ------------------------------------------------ $        0
   T) Net assets of common shareholders ---------------------------- $     6439
   U) 1. Number of shares outstanding ------------------------------        720
      2. Number of shares outstanding of a second class of shares
         of open-end company ---------------------------------------          0
   V) 1. Net asset value per share (to nearest cent) --------------- $     8.94
      2. Net asset value per share of a second class of open-end
         company shares (to nearest cent) -------------------------- $     0.00
   W) Mark-to-market net asset value per share
      for money market funds only (to 4 decimals) ------------------ $   0.0000
   X) Total number of shareholder accounts -------------------------        200
   Y) Total value of assets in segregated accounts ----------------- $        0
                              SCREEN NUMBER: 36

                                                          This page being
                                                          filed for series  3.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $     509



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

                                                          This page being
                                                          filed for series  4.



75. Average net assets during the current reporting period
    ($000's omitted).  Answer only one:

   A) Daily average (for money market funds) ----------------------- $       0

   B) Monthly average (for all other funds) -----------------------  $    5781



76. Market price per share at end of period (closed-end funds only)  $    0.00









                              SCREEN NUMBER: 37

77.A) Is the Registrant filing any of the following attachments with the current filing of Form N-SAR? (ANSWER FOR ALL
      SERIES AS A GROUP) (Y or N) ------------------------------- N
 NOTE: If answer is 'Y' (Yes), mark those items
       below being filed as an attachment to this              Filed as
       form or incorporated by reference.                     Attachment
   B) Accountant's report on internal control -------------------
   C) Matters submitted to a vote of security holders -----------
   D) Policies with respect to security investment --------------
   E) Legal proceedings -----------------------------------------
   F) Changes in security for debt ------------------------------
   G) Defaults and arrears on senior securities -----------------
   H) Changes in control of Registrant --------------------------
   I) Terms of new or amended securities ------------------------
   J) Revaluation of assets or restatement of capital share account -------------------------------------
   K) Changes in Registrant's certifying account ----------------
   L) Changes in accounting principles and practices ------------
   M) Mergers ---------------------------------------------------
   N) Actions required to be reported pursuant to Rule 2a-7 -----
   O) Transactions effected pursuant to Rule 10f-3 --------------
   P) Information required to be filed pursuant to exemptive orders ---------------------------------------
                       (Item 77 continued on next screen)
                              SCREEN NUMBER: 38

 77. (Continued) Mark those items below being filed as
       an attachment to this form or incorporated form         Filed as
       or incorporated by reference.                          Attachment

  Q1) Exhibits --------------------------------------------------
  Q2) Any information called for by instructions to sub-item 77Q2 ---------------------------------------------
  Q3) Any information called for by instructions to sub-item 77Q3 ---------------------------------------------


 78. Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data are consolidated with that of Registrant in this report? (Y or N) N

                NOTE: If answer is 'N' (No), jump to Screen 41.





                              SCREEN NUMBER: 39

       79. List the '811' numbers and names of Registrant's wholly owned investment company subsidiaries consolidated in this report.

         811 Number                          Subsidiary Name

         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-
         811-




   Press Ctrl-Left Arrow for previous, Ctrl-Right Arrow for next/more.
                              SCREEN NUMBER: 40

       ANNUAL SUPPLEMENT (Continued)                      This page being
                                                          filed for ALL series.


83.A) Were any claims with respect to this Registrant/
      Series filed under the bond during the period? (Y or N) --------
   B) If the answer to 83 A) is 'Y' (Yes), what was the
      total amount of such claims? ($000's omitted) ----------------- $       0

84.A) Were any losses incurred with respect to this
      Registrant/Series that could have been filed as a
      claim under the fidelity bond but were not? (Y or N) -----------
   B) If the answer to 84 A) is 'Y' (Yes), what was the
      total amount of such losses? ($000's omitted) ----------------- $       0

85.A) Are Registrant's/Series' officers and directors covered as officers and directors of Registrant/Series under any errors and omissions insurance policy owned by the Registrant/Series or anyone else (Y or N) ---------
   B) Were any claims filed under such policy during the period with respect to the Registrant/Series? (Y or N) ---------



                              SCREEN NUMBER: 42

    Closed-End Investment Companies Only

86. Sales, repurchases, and redemptions of
    Registrant's securities:
                                         Number of Shares            Net
                                           or Principal         Consideration
                                          Amount of Debt       Received or Paid
                                         ($000's omitted)      ($000's omitted)
    Common Stock:

     A) Sales                                     0               $     0
     B) Repurchases                               0               $     0

    Preferred Stock:

     C) Sales                                     0               $     0
     D) Repurchases and Redemptions               0               $     0

    Debt Securities

     E) Sales                               $     0               $     0
     F) Repurchases and Redemptions         $     0               $     0

                              SCREEN NUMBER: 43